Summary of Significant Accounting Policies - Schedules of Concentration of Risk (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	34.00%	35.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	13.00%
Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	22.00%